Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	1,714,667	3,740,075	0
Granted (in dollars per share)	$ 25.37	$ 26.10	$ 0
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	95,357	79,844	2,375,141
Granted (in dollars per share)	$ 20.46	$ 22.29	$ 9.04